Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017, March 2, 2017, April 7, 2017, May 18, 2017, July 28, 2017

and August 18, 2017

Effective immediately, the following replaces the “Example” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 16-17:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	375	745	1,137	2,229
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	375	745	1,137	2,229
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017, March 2, 2017, April 7, 2017, May 18, 2017, July 28, 2017

and August 18, 2017

Effective immediately, the following replaces the “Example” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 16-17:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	375	745	1,137	2,229
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	375	745	1,137	2,229
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	1,074
5 Year	rr_ExpenseExampleYear05	1,478
10 Years	rr_ExpenseExampleYear10	2,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,478
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,601
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	186
3 Years	rr_ExpenseExampleYear03	682
5 Year	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	2,637
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,204
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,637
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	375
3 Years	rr_ExpenseExampleYear03	745
5 Year	rr_ExpenseExampleYear05	1,137
10 Years	rr_ExpenseExampleYear10	2,229
1 Year	rr_ExpenseExampleNoRedemptionYear01	375
3 Years	rr_ExpenseExampleNoRedemptionYear03	745
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,137
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,229
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	399
5 Year	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,700
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	399
5 Year	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,700
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	367
5 Year	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,545
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	367
5 Year	rr_ExpenseExampleNoRedemptionYear05	674
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,545
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	592
5 Year	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,345
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	592
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,345
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	489
5 Year	rr_ExpenseExampleYear05	880
10 Years	rr_ExpenseExampleYear10	1,977
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Year	rr_ExpenseExampleNoRedemptionYear05	880
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,977